INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Purchased software USD ($)	Dec. 31, 2014 Purchased software CNY	Dec. 31, 2013 Purchased software CNY
Changes in intangible assets
Purchased software, net		5,563,000		$ 896,000	5,563,000	3,368,000
Addition				999,000	6,202,000	3,139,000
Disposal				(44,000)	(275,000)
Less: amortization	(355,000)	(2,202,000)	(1,892,000)	(188,000)	(1,169,000)	(944,000)
Intangible assets	1,663,000	10,321,000	5,563,000	1,663,000	10,321,000	5,563,000
Estimated annual amortization expense for each of the five succeeding fiscal years
2015	362,000	2,248,000
2016	362,000	2,248,000
2017	362,000	2,248,000
2018	238,000	1,475,000
2019	$ 234,000	1,451,000